Contract Assets and Contract Liabilities (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2018	Dec. 31, 2017
Deferred Costs [Abstract]
Contract assets	$ 2.8	$ 3.3	$ 2.8
Contract with Customer, Liability [Abstract]
Contract with Customer, Liability, Current		4.4	1.1
Contract liabilities	1.6	4.7	1.6
Movement in Deferred costs [Rollforward]
Beginning balance	2.8
Plus: contractual additions	3.3
Less: amortization	2.8
Ending deferred mobilization and upgrade/modification costs	3.3
Movement in Deferred Revenue [Roll Forward]
Beginning balance	1.6
Plus: contractual additions	3.7
Less: amortization	0.6
Ending deferred mobilization and upgrade/modification revenue	$ 4.7
Deferred Revenue [Member]
Contract with Customer, Liability [Abstract]
Contract with Customer, Liability, Current		4.4	1.1
Prepaid Expenses and Other Current Assets [Member]
Deferred Costs [Abstract]
Contract assets, current		3.3	2.8
Other Noncurrent Liabilities [Member]
Contract with Customer, Liability [Abstract]
Contract liabilities, noncurrent		0.3	0.5
Other Assets [Member]
Deferred Costs [Abstract]
Contract assets, non-current		$ 0.0	$ 0.0